Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts receivable.
Accounts receivable

Note 20 Accounts receivable

Accounts receivable

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Gross carrying amount	2,961	2,723	3,444
Loss allowance	(452)	(499)	(660)
Total accounts receivable, net	2,509	2,224	2,784

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Loss allowance
Loss allowance at January 1 (IAS 39)	499	660	623
Assets classified as held for sale at January 1 (IAS 39)	264
Change in accounting principle, IFRS 9 (Note 35)	(10)
Adjusted loss allowance at January 1 (IFRS 9)	753
Assets classified as held for sale	(267)	(264)	—
Companies acquired during the year	9	—	14
Companies divested during the year	—	(8)	—
Net change in loss allowance	(74)	95	(4)
Exchange rate differences	31	16	27
Total reserve for loss allowance	452	499	660

	Dec 31, 2017	Dec 31, 2016
	(IAS 39)	(IAS 39)
Accounts receivable, overdue with no reserve
Overdue between 1-30 days	320	365
Overdue between 31-60 days	63	94
Overdue more than 60 days	81	46
Total accounts receivable, overdue with no reserve	464	505

Receivable from sold equipment

	Dec 31,2018	Dec 31,2017	Dec 31,2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Gross carrying amount	2,791	2,429	3,811
Loss allowance	(46)	—	—
Total receivable from sold equipment, net	2,745	2,429	3,811
of which non-current	898	649	1,084
of which current	1,847	1,780	2,727

Dec 31, 2018
(IFRS 9)
Loss allowance
Change in accounting principle, IFRS 9 (Note 35)	51
Adjusted loss allowance at January 1 (IFRS 9)	51
Net change in loss allowance	(5)
Total reserve for loss allowance	46

Loss allowance

Tele2 applies the simplified approach of IFRS 9 measuring expected credit losses for trade receivables and receivable from sold equipment. The simplified approach is always based on lifetime expected credit losses considering information about historical data adjusted for current conditions and forecasts of future events and economic conditions. Receivable from sold equipment consists of receivables on customers for equipment, such as handsets and other equipment, which have been supplied to the customer and for which the revenues have been recognized.

To measure the expected credit losses, accounts receivable and receivable from sold equipment have been grouped by credit risk characteristics and past due status. Tele2 have chosen to report the expected credit losses based on customer type since the risk is considered to be diverse. Business customers are defined as a customer that uses Tele2s services primarily for business purposes, including public sector and non-profit organizations. A consumer is a customer which is not defined as a business customer. The expected credit losses are based on customers payment history during a period between 6 to 24 months together with the historical credit losses during the same period. The historical losses are adjusted to reflect macroeconomic and forward-looking information that can affect the customers’ ability to pay, such as changed market expectations and the ability to sell outstanding account receivables.

Tele2 have identified and made specific reservations for customers whose ability to pay are considered to be differentiated from other receivables. Account receivables and receivable from sold equipment are written off when a payment no longer is considered to be likely. An indication is that the payment is more than 90 days overdue.

The table below shows the loss allowance based on the information above.

		Past due
	Not due	1-30 days	31-60 days	61-90 days	> 90 days	Total
Accounts receivable
Consumer
Expected credit loss rate	1.67%	2.03%	8.16%	35.17%	79.09%
Gross carrying amount	614	306	57	19	305	1,301
Loss allowance	(10)	(6)	(5)	(7)	(241)	(269)

Business
Expected credit loss rate	0.21%	0.59%	2.41%	63.52%	64.78%
Gross carrying amount	1,216	136	31	23	254	1,660
Loss allowance	(2)	(1)	(1)	(15)	(164)	(183)
Total loss allowance						(452)

Receivable from sold equipment
Consumer
Expected credit loss rate	1.69%	—	—	—	—
Gross carrying amount	2,547	—	—	—	—	2,547
Loss allowance	(43)	—	—	—	—	(43)

Business
Expected credit loss rate	1.23%	—	—	—	—
Gross carrying amount	244	—	—	—	—	244
Loss allowance	(3)	—	—	—	—	(3)
Total loss allowance						(46)

When the receivable from sold equipment is invoiced, it is reclassified to accounts receivable.